Other Receivables - Summary of Other Receivables (Detail) - USD ($) $ in Millions		Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023
Current
Receivables from services, sales of other assets and other advance payments		$ 502	[1]	$ 35	$ 11
Tax credit and export rebates		99		150	44
Loans and balances with related parties	[2]	36		35	6
Collateral deposits		15		20	13
Prepaid expenses		39		42	33
Advances and loans to employees		6		5	3
Advances to suppliers and custom agents	[3]	90		74	84
Receivables with partners in JO and Consortiums		299		164	155
Insurance receivables				5
Miscellaneous		73		22	32
Other current receivables before provision		1,159		552	381
Net Other current receivables		1,159		552	381
Noncurrent
Receivables from services, sales of other assets and other advance payments		85		11
Tax credit and export rebates		67		129	83
Loans and balances with related parties	[2]	200		159	43
Prepaid expenses		48		15	18
Advances to suppliers and custom agents	[3]	6		16	0
Receivables with partners in JO and Consortiums		232		2	8
Miscellaneous		49		31	7
Other non current receivables before provision		687		363	159
Provision for other doubtful receivables		(39)		(26)	(1)
Net other non current receivables		$ 648		$ 337	$ 158

[1]	Includes receivable balances from the sale of Profertil, see Note 3.
[2]	See Note 36 for information about related parties.
[3]	Includes, among others, advances to custom agents for the payment of taxes and rights related to the imports of fuels and goods.